Parent Company Financial Information (Schedule Of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Net income/(loss)	$ 29,602		$ (27,759)		$ 131,196
Adjustments to reconcile income to net cash provided by operating activities:
Depreciation, amortization, and other	71,616		117,972		89,321
Loss on securities	(2,211)		(365)		(35,392)
Stock-based compensation expense	16,144		16,201		14,173
Net (increase)/decrease in interest receivable and other assets	13,860		188,423		(19,964)
Net (decrease)/increase in interest payable and other liabilities	(285,843)		(223,446)		(291,444)
Total adjustments	390,306		387,847		(98,657)
Net cash provided/(used) by operating activities	431,373		371,552		43,973
Securities:
Sales and prepayments	63,787		47,536		495,095
Purchases	(1,348,526)		(1,157,906)		(1,276,125)
Permises and equipment:
Purchases	(41,463)		(21,862)		(35,408)
Decrease/(increase) in interest-bearing cash	(349,940)		99,483		64,883
Net cash provided/(used) by investing activities	762,953		(415,165)		166,989
Preferred stock:
Proceeds from issuance of preferred stock	95,624		0		0
Cash dividends	(4,288)		0		0
Common stock:
Repurchase of common stock warrant - CPP	0		0		(79,700)
Exercise of stock options	651		144		0
Cash dividends	(38,229)		(10,066)		(7,944)
Repurchase of shares	(91,533)	[1]	(133,757)	[1]	(45,111)	[1]
Term borrowings:
Repayment of term borrowings	(430,088)		(234,209)		(695,936)
Increase/(decrease) in short-term borrowings	(738,650)		288,060		(236,041)
Net cash provided/(used) by financing activities	(1,472,679)		321,620		(151,481)
Net increase/(decrease) in cash and cash equivalents	(278,353)		278,007		59,481
Total interest paid	97,387		111,033		138,925
Total taxes paid	5,437		33,112		16,399
Parent Company [Member]
Net income/(loss)	29,602		(27,759)		131,196
Less undistributed net loss of subsidiaries	(115,202)		(90,330)		64,433
Income/(loss) before equity in undistributed net income of subsidiaries	144,804		62,571		66,763
Adjustments to reconcile income to net cash provided by operating activities:
Depreciation, amortization, and other	(1,314)		(2,335)		4,396
Loss on securities	(2,182)		0		0
Stock-based compensation expense	16,144		16,201		12,996
Net (increase)/decrease in interest receivable and other assets	(4,959)		(14,945)		(12,999)
Net (decrease)/increase in interest payable and other liabilities	8,626		1,599		(7,993)
Total adjustments	16,315		520		(3,600)
Net cash provided/(used) by operating activities	161,119		63,091		63,163
Securities:
Sales and prepayments	599		512		699
Purchases	(120)		(180)		(149)
Permises and equipment:
Purchases	(63)		(225)		0
Decrease/(increase) in interest-bearing cash	64,200		85,000		(52,104)
Return on investment in subsidiary	90		0		2,170
Net cash provided/(used) by investing activities	64,706		85,107		(49,384)
Preferred stock:
Proceeds from issuance of preferred stock	95,624		0		0
Cash dividends	(4,288)		0		0
Common stock:
Repurchase of common stock warrant - CPP	0		0		(79,700)
Exercise of stock options	651		144		0
Cash dividends	(38,229)		(10,066)		(7,944)
Repurchase of shares	(91,533)		(133,757)		(45,111)
Term borrowings:
Repayment of term borrowings	(100,000)		0		(103,093)
Increase/(decrease) in short-term borrowings	(27,200)		(900)		23,300
Repayment of advance from subsidiary	0		0		(3,700)
Other	0		(14)		(2)
Net cash provided/(used) by financing activities	(164,975)		(144,593)		(216,250)
Net increase/(decrease) in cash and cash equivalents	60,850		3,605		(202,471)
Cash and cash equivalents at beginning of period	20,421		16,816		219,287
Cash and cash equivalents at end of period	81,271		20,421		16,816
Total interest paid	24,102		23,858		26,517
Total taxes paid	$ 31,075		$ 10,671		$ 4,998

[1]	2013, 2012, and 2011 include $87.6 million, $131.0 million, and $44.1 million, respectively, repurchased under the share repurchase program launched in 2011.